Share Purchase Warrants	12 Months Ended
Dec. 31, 2011
Share Purchase Warrants
Share Purchase Warrants

5. Share Purchase Warrants

In April 2010, the Company issued 2,500,000 shares purchase warrants as part of a private placement of common shares. Each warrant is exercisable at $0.10 per share until April 28, 2013. The fair value of the warrants was $71,999 using the Black-Scholes option pricing model assuming a market price of $0.125 per share on the grant date, volatility of 146.8%, a useful life of three years, and no expected dividends. The warrant value was calculated for relative fair value purposes.

The following table summarizes the continuity schedule for share purchase warrants:

	Number of Warrants	Exercise Price
Balance – December 31, 2009 and 2010	4,570,000	$0.24
Issued	16,000,000	$0.10
Expired	(2,070,000)	$0.40
Balance – December 31, 2011	18,500,000	$0.10

As at December 31, 2011, the following share purchase warrants were outstanding:

Number of Warrants	Exercise Price	Expiry Date
2,500,000	$0.10	April 28, 2013
16,000,000	$0.10	July 14, 2014

18,500,000